Revenues (Details) - Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	$ 30,124,952	$ 3,858,068	$ 31,466,673	$ 46,915,077
Services transferred over time [Member]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	30,124,952	3,858,068	31,466,673	40,529,178
Services and deliverables transferred at a point in time [Member]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues				$ 6,385,899